Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	12 Months Ended			15 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net loss	$ (20,648,000)	$ (123,849,000)	$ (44,751,000)	$ (19,727,000)	$ (19,727,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	645,000	4,611,000	1,709,000	1,009,000
Loss on disposal of fixed assets and intangible assets	394,000	43,000	8,000	0
Non-cash share-based compensation (net of amount capitalized)	3,393,000	30,212,000	6,765,000	3,153,000
Loss on impairment of leasehold improvements	0	4,102,000	0	0
Deferred income tax	0	(399,000)	0	0
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(3,521,000)	(21,008,000)	(7,132,000)	(2,317,000)
Long-term deposits	(1,285,000)	(702,000)	0	0
Right of use asset, net		2,551,000
Accounts payable	(723,000)	(1,451,000)	838,000	434,000
Accrued expenses and other liabilities	1,960,000	4,958,000	11,026,000	1,088,000
Lease liabilities		(552,000)
Net cash used in operating activities	(19,785,000)	(101,484,000)	(31,537,000)	(16,360,000)
Cash flows from investing activities:
Purchases of property and equipment	(4,422,000)	(18,341,000)	(9,119,000)	(2,876,000)
Purchase of intangible assets	0	(327,000)	(412,000)	0
Net cash used in investing activities	(4,422,000)	(18,668,000)	(9,531,000)	(2,876,000)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	0	108,863,000	156,920,000	127,686,000
Net cash provided by financing activities	0	108,863,000	156,920,000	127,686,000
Effect of exchange rate changes on cash	(5,327,000)	5,164,000	(5,833,000)	561,000
Net increase in cash	(29,534,000)	(6,125,000)	110,019,000	109,011,000
Cash and restricted cash, beginning of period	247,089,000	217,555,000	137,070,000	28,059,000	28,059,000
Cash and restricted cash, end of period	217,555,000	211,430,000	247,089,000	137,070,000
Supplemental non-cash flow information
Cash paid for taxes	0	1,535,000	0	0
Property and equipment purchases included in accounts payable or accrued	3,343,000	2,818,000	328,000	0
Reduction in right of use asset		1,919,000
Capitalized share-based compensation	0	174,000	0	0
Reconciliation of cash and restricted cash reported within the consolidated balance sheets
Cash						$ 210,643,000	$ 217,450,000	$ 246,984,000	$ 137,070,000
Short-term restricted cash						787,000	105,000	105,000	0
Total cash and restricted cash	$ 217,555,000	$ 211,430,000	$ 247,089,000	$ 137,070,000	$ 28,059,000	$ 211,430,000	$ 217,555,000	$ 247,089,000	$ 137,070,000